Labour Restructuring - Reconciliation of Liabilities Associated With Restructuring Accrual (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning balance	50	89	55
Accrued	(7)	(8)	54
Payments	(21)	(33)	(22)
Amortization of discount	2	2	2
Ending balance	24	50	89